Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of ownership cmmon stock outstanding
	Shares	%
Heliogen Stockholders(1)	154,819	84.4
Athena Public Stockholders	2,271	1.2
Sponsor Shares(2)(3)	9,267	5.1
Sponsor Shares(4)	510	0.3
PIPE Investors	16,500	9.0
Total(1)(2)	183,367	100.0

(1)      Excludes 40.8 million common shares issuable upon exercise of Heliogen’s outstanding stock options, 4.4 million common shares issuable upon vesting and settlement of Heliogen’s RSU Awards and 0.5 million restricted shares subject to vesting.

(2)      Does not take into account, at the time of the Closing Date, the dilutive impact of the shares of Common Stock issuable in connection with the Warrants (as defined in Note 4) totaling approximately 8.6 million shares, which became exercisable on March 18, 2022.

(3)      Shares attributable to Athena Technology Sponsor LLC (the “Sponsor”) received in exchange for the Class B common stock and private placement units (each unit comprising one share of common stock and one-third of one warrant) issued by Athena to the Sponsor in connection with Athena’s initial public offering.

(4)      Shares issued as consideration for anti-dilution rights waived by the Sponsor.

$ in thousands
Cash – PIPE Investment	$165,000
Cash – Athena Trust Account, net of redemptions and cash on hand	22,848
Less: Athena transaction costs and advisory fees paid	(16,186)
Less: Heliogen transaction costs and advisory fees paid	(12,262)
Net proceeds from Business Combination and PIPE financing	159,400
Less: Accrued transaction costs	(1,474)
Add: Prepaid expenses and receivables assumed as part of Business Combination	1,651
Less: Warrants assumed as part of Business Combination	(10,880)
Less: Accounts payable assumed as part of Business Combination	(498)
Reverse recapitalization and PIPE financing, net	$148,199

Schedule of condensed consolidated balance sheets

The effects of correcting the immaterial errors in our previously filed Condensed Consolidated Financial Statements are as follows:

Condensed Consolidated Balance Sheets (amounts in thousands)

	As of June 30, 2021			As of March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Total assets	$101,838	$—	$101,838	$92,229	$—	$92,229
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Accrued expenses and other current liabilities(1)	2,663	(271)	2,392	997	(191)	806
Total current liabilities	6,466	(546)	5,920	4,019	(116)	3,903
Accumulated deficit	(90,107)	546	(89,561)	(33,344)	116	(33,228)
Total shareholders’ deficit	(87,986)	546	(87,440)	(31,591)	116	(31,475)
Total liabilities, convertible preferred stock, and shareholders’ deficit	$101,838	$—	$101,838	$92,229	$—	$92,229

(1)      At June 30, 2021, accrued expenses and other payables and current operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.

Schedule of condensed consolidated statements of operations and comprehensive loss
	Three Months Ended June 30, 2021			Six Months Ended June 30, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Revenue	$687	$158	$845	$1,086	$275	$1,361
Cost of sales	687	158	845	1,086	275	1,361
Gross profit	—	—	—	—	—	—

Selling, general and administrative	4,340	(80)	4,260	6,683	(271)	6,412
Research and development	2,823	(158)	2,665	4,548	(275)	4,273
Total operating expenses	7,163	(238)	6,925	11,231	(546)	10,685
Operating loss	$(7,163)	$238	$(6,925)	$(11,231)	$546	$(10,685)

Net loss	$(56,571)	$238	$(56,333)	$(60,935)	$546	$(60,389)
Total comprehensive loss	$(56,573)	$238	$(56,335)	$(60,949)	$546	$(60,403)

Loss per share – Basic	$(10.72)	$0.04	$(10.68)	$(12.03)	$0.11	$(11.92)
Loss per share – Diluted	$(10.72)	$0.04	$(10.68)	$(12.03)	$0.11	$(11.92)
	Three Months Ended March 31, 2021
	As Initially Reported	Adjustments	As Revised
Revenue	$591	$(75)	$516
Cost of sales	591	(75)	516
Gross profit	—	—	—

Selling, general and administrative	2,343	(191)	2,152
Research and development	1,533	75	1,608
Total operating expenses	3,876	(116)	3,760
Operating loss	$(3,876)	$116	$(3,760)

Net loss	$(4,172)	$116	$(4,056)
Total comprehensive loss	$(4,184)	$116	$(4,068)

Loss per share – Basic	$(0.86)	$0.02	$(0.84)
Loss per share – Diluted	$(0.86)	$0.02	$(0.84)

Schedule of condensed consolidated statements of cash flows
	Six Months Ended June 30, 2021			Three Months Ended March 31, 2021
	As Initially Reported	Adjustments	As Revised	As Initially Reported	Adjustments	As Revised
Net loss	$(60,935)	$546	$(60,389)	$(4,172)	$116	$(4,056)

Changes in asset and liabilities:
Accrued expenses and other current liabilities(1)	1,384	(271)	1,113	418	(191)	227
Contract liabilities	1,944	(275)	1,669	2,439	75	2,514
Net cash used in operating activities	$(8,502)	$—	$(8,502)	$(625)	$—	$(625)

(1)      At June 30, 2021, accrued expenses and other payables and current operating lease liabilities were combined and presented as accrued expenses and other current liabilities. Balances at March 31, 2021 have been conformed to the updated presentation.